Inventories (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Inventories [Abstract]
Raw materials	$ 720,533	$ 901,963
Finished goods	37,524	29,885
Work-in-progress	$ 41,474	$ 28,861